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                                                           FILE NUMBER 028-06458
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                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2004

                       If amended report check here: _____


Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2004.

                                        By: /s/ William M Lane
                                        ------------------------------------
                                           William M Lane, Vice President
                                             for The Torray Corporation

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SEPTEMBER 30, 2004         FORM 13F - THE TORRAY FUND

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            Item 1                   Item 2   Item 3       Item 4       Item 5        Item 6       Item 7           Item 8
                                                                                      Invest                  Voting Authority
                                                                                -----------------          -----------------------
                                     Title     CUSIP     Fair Market    Total   (a)   (b)    (c)             (a)       (b)     (c)
Name of Issuer                      of Class   Number      Value       Shares   Sole Shared Other Managers   Sole     Shared  None
----------------------------------  -------- --------- ------------- ---------- ---- ------ ----- -------- ---------  ------  ----
Abbott Laboratories                  Common  002824100    60,667,992  1,432,200  X                  All    1,432,200
Allied Capital Corporation           Common  01903Q108    53,801,901  2,205,900  X                  All    2,205,900
AMBAC Financial Group, Inc.          Common  023139108   123,706,635  1,547,300  X                  All    1,547,300
American Express Company             Common  025816109    15,257,890    296,500  X                  All      296,500
American International Group, Inc.   Common  026874107    41,956,629    617,100  X                  All      617,100
Amgen Inc.                           Common  031162100   149,317,792  2,634,400  X                  All    2,634,400
Anheuser-Busch Co., Inc.             Common  035229103   109,315,575  2,188,500  X                  All    2,188,500
Automatic Data Processing, Inc.      Common  053015103    98,874,628  2,392,900  X                  All    2,392,900
Bank of America Corporation          Common  060505104    36,856,498    850,600  X                  All      850,600
Cardinal Health Inc.                 Common  14149Y108    94,337,481  2,155,300  X                  All    2,155,300
CarrAmerica Realty Corporation       Common  144418100    36,182,550  1,106,500  X                  All    1,106,500
Clear Channel Communications, Inc.   Common  184502102    48,070,374  1,542,200  X                  All    1,542,200
The DIRECTV Group, Inc.              Common  25459L106    91,207,738  5,185,204  X                  All    5,185,204
Echostar Corporation                 Common  278762109    36,818,072  1,183,100  X                  All    1,183,100
Emerson Electric Company             Common  291011104    55,738,134    900,600  X                  All      900,600
First Data Corporation               Common  319963104   141,775,200  3,259,200  X                  All    3,259,200
Franklin Resources Inc.              Common  354613101   126,251,792  2,264,200  X                  All    2,264,200
Gannett Co., Inc.                    Common  364730101    23,394,168    279,300  X                  All      279,300
General Electric Company             Common  369604103    68,432,682  2,037,900  X                  All    2,037,900
Hewlett-Packard Company              Common  428236103    16,290,000    868,800  X                  All      868,800
Honeywell International Inc.         Common  438516106    73,663,612  2,054,200  X                  All    2,054,200
Illinois Tool Works Inc.             Common  452308109   135,236,255  1,451,500  X                  All    1,451,500
Johnson & Johnson                    Common  478160104    35,611,826    632,200  X                  All      632,200
JPMorgan Chase & Co.                 Common  46625H100   113,638,686  2,860,274  X                  All    2,860,274
Kimberly-Clark Corporation           Common  494368103    57,866,181    895,900  X                  All      895,900
LaBranche & Co. Inc.                 Common  505447102     9,514,700  1,126,000  X                  All    1,126,000
Markel Corporation                   Common  570535104    95,883,102    310,905  X                  All      310,905
Merck & Co., Inc.                    Common  589331107    27,046,800    819,600  X                  All      819,600
O'Reilly Automotive, Inc.            Common  686091109    43,956,920  1,148,000  X                  All    1,148,000
Pengrowth Energy Trust "A"           Common  706902301     2,689,500    150,000  X                  All      150,000
Pfizer Inc.                          Common  717081103    38,060,280  1,243,800  X                  All    1,243,800
SBC Communications, Inc.             Common  78387G103    71,006,985  2,736,300  X                  All    2,736,300
Sierra Pacific Resources             Common  826428104    12,172,000  1,360,000  X                  All    1,360,000
The Walt Disney Company              Common  254687106    86,199,630  3,822,600  X                  All    3,822,600
Tribune Company                      Common  896047107    57,112,085  1,387,900  X                  All    1,387,900
United Technologies Corporation      Common  913017109    71,267,616    763,200  X                  All      763,200
Univision Communications, Inc.       Common  914906102   100,263,759  3,171,900  X                  All    3,171,900
General Dynamics Corporation         Common  369550108    51,407,350    503,500  X                  All      503,500
                                                       -------------
                                                       2,510,851,018
                                                       =============
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